Equity	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
EQUITY

NOTE 14:- EQUITY

a.	The common shares of the Company are traded on the NASDAQ and on the Tel-Aviv Stock Exchange.

Common shares confer upon their holders voting rights, the right to receive cash dividends and the right to share in excess assets upon liquidation of the Company.

On October 20, 2020, the Company completed a secondary public offering of its ordinary shares on the NASDAQ. The Company issued 3,898,304 shares at a price of $29.5 per share before issuance expenses and underwriting discounts. The total proceeds from the issuance amounted to $108,737, net of issuance expenses of $509.

b.	Share Incentive Plan:

In 2011, the Company’s board of directors approved its 2011 Share Incentive Plan (the “2011 Plan”) pursuant to which the Company’s employees, directors, officers, consultants, advisors, suppliers, business partners, customers and any other person or entity whose services are considered valuable are eligible to receive awards of share options, restricted shares, restricted share units and other share-based awards. Options granted under the 2011 Plan may be exercised for a period of up to six years from the date of grant and become exercisable in four equal, annual installments, beginning with the first anniversary of the date of the grant, or pursuant to such other schedule as may provide in the option agreement.

The total number of Common Shares available under the 2011 Plan was set at 8,000,000. Upon the approval of the 2011 Plan, the board of directors determined that no further awards would be issued under the Company’s previously existing share incentive plans.

Upon the lapse of ten years following the adoption of the 2011 Plan, no further grants could be made under the plan. Consequently, in August 2021, we adopted our 2021 Share Incentive Plan (the “2021 Plan”), and all Common Shares that were reserved for issuance under the 2011 Plan and not subject to outstanding grants were transferred to the 2021 Plan. Even after our adoption of the 2021 Plan, all outstanding grants that were made under the 2011 Plan remain subject to the terms of the 2011 Plan. Common Shares underlying an award granted under the 2011 Plan that has expired, or is cancelled, terminated or forfeited for any reason, without having been exercised, are available for issuance under the 2021 Plan in accordance with the terms of the 2021 Plan.

As of December 31, 2022, 1,560,205 common shares of the Company were available for future grant under the 2021 Plan. Any options granted under the 2021 Plan which are forfeited, cancelled, terminated or expired, will become available for future grant under the 2021 Plan.

A summary of the stock option activities in the year ended on December 31, 2022 is as follows:

	Year ended December 31, 2022
	Amount of options	Weighted average exercise	Weighted average remaining contractual life (in years)	Aggregate intrinsic value

Outstanding on January 1, 2022	1,835,385	22.27	3.77	$22,374
Granted	404,500	21.19
Exercised	(21,253)	10.65
Expired and forfeited	(85,869)	24.07

Outstanding on December 31, 2022	2,132,763	21.51	3.30	5,531

Vested and expected to vest	2,132,763	21.51	3.30	5,531

Exercisable on December 31, 2022	1,010,513	16.21	1.95	$4,305

The weighted average grant date fair values of the options granted during the years ended December 31, 2022, 2021 and 2020 were $7.22, $10.35 and $7.99, respectively.

The total intrinsic value of options exercised during the years ended December 31, 2022, 2021 and 2020 was $250, $8,505 and $11,658, respectively.

The options outstanding under the Company’s stock option plans as of December 31, 2022 have been separated into ranges of exercise prices as follows:

					Weighted
		Weighted			Average
	Options	Average	Weighted	Options	Exercise
	outstanding	remaining	average	Exercisable	price of
	as of	contractual	exercise	as of	Options
Ranges of	December 31,	Term	price	December 31,	Exercisable
exercise price	2022	(Years)		$2022	$

8	2,000	1.18	8	2,000	8
8.37-10.02	590,097	0.82	9.96	590,097	9.96
10.78-18.77	220,416	4.30	16.49	62,916	11.99
22.54-24.33	423,250	4.42	23.10	141,250	23.69
27.79-31.57	830,000	4.03	29.27	197,500	29.46
33.99	67,000	4.92	33.99	16,750	33.99

	2,132,763	3.30	21.51	1,010,513	16.21

The total equity-based compensation expenses related to all of the Company’s equity-based awards, recognized for the years ended December 31, 2022, 2021 and 2020, was $3,835, $4,711 and $3,987, respectively. Such expenses are recorded as part selling, marketing, general and administrative expenses in the Company’s consolidated statements of income.

A summary of the RSU activities in the year ended on December 31, 2022, is as follows:

	Amount of options	Weighted Average Grant-Date Fair Value

Unvested on January 1, 2022	203,756	26.46
Granted	7,500	23.24
Vested	(53,948)	26.32
Expired and forfeited	(18,164)	24.73

Unvested on December 31, 2022	139,144	26.56

The Company recorded compensation costs related to RSUs of $794 for the year ended December 31, 2022, which were included in Selling, marketing, general and administrative expenses in the Company’s consolidated statements of income.

c.	As of December 31, 2022, there was $8,329 of total unrecognized compensation cost related to non-vested options and RSUs, which is expected to be recognized over a weighted-average period of 1.84 years.

d.	Dividend:

On May 3, 2022, the Company’s board of directors approved the distribution, based on 2021 results, of a cash dividend of $0.47 per common share for a total amount of $25,900 that was paid on May 25, 2022.

On the same meeting, the Company’s board of directors approved a change to the dividend policy, whereby the dividend distribution will be paid on a semi-annual basis.

On August 3, 2022, the Company’s board of directors approved the distribution, based on 2022 first half results, of a cash dividend of $0.23 per common share for a total amount of $12,679 that was paid during August 2022.